Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.98%
Alabama–4.80%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 A, RB	5.00%	07/01/2048	$ 2,500	$ 2,585,168

Birmingham (City of), AL Private Educational Building Authority (Birmingham-Southern College); Series 1996, RB	6.13%	12/01/2025	385	378,975

Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	16,150	17,572,752

Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	175	165,022

Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	4,594,671

Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(c)(d)	6.90%	10/01/2050	8,750	8,923,256

Series 2013 D, Revenue Wts.	6.00%	10/01/2042	8,000	8,558,177

Series 2013 D, Revenue Wts.	7.00%	10/01/2051	4,000	4,306,994

Series 2013 D, Revenue Wts.	6.50%	10/01/2053	7,500	8,043,525

Series 2013 F, Revenue Wts.(c)	7.75%	10/01/2046	20,185	20,580,775

Series 2013 F, Revenue Wts.(c)	7.90%	10/01/2050	20,000	20,382,706

Series 2017, Ref. Revenue Wts.	5.00%	09/15/2035	4,500	4,817,749

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	4,000	4,125,032

Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	188,476

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	4,105	4,365,116

				109,588,394

Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.); Series 2007 C, RB(e)	5.88%	12/01/2027	600	1,560

Arizona–1.71%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2042	675	684,364

Series 2017 A, Ref. RB	5.00%	07/01/2047	925	932,177

Series 2017 A, Ref. RB	5.00%	07/01/2051	1,000	1,005,260

Series 2018 A, Ref. RB	5.00%	07/01/2038	500	512,356

Series 2018 A, Ref. RB	5.00%	07/01/2048	1,800	1,812,279

Series 2018 A, Ref. RB	5.00%	07/01/2052	2,125	2,135,744

Arizona (State of) Industrial Development Authority (Provident Group - Eastern Michigan University Parking);
Series 2018, RB	5.00%	05/01/2048	1,100	740,195

Series 2018, RB	5.00%	05/01/2051	1,000	659,245

Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(d)	5.00%	06/01/2058	570	598,819

Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2050	2,100	1,859,350

Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	273	259,483

Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB	5.00%	07/01/2037	80	83,103

Series 2017 C, RB	5.00%	07/01/2048	145	148,956

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(f)	5.00%	07/01/2049	800	728,857

Series 2019, Ref. RB(f)	5.00%	07/01/2054	600	535,570

Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	174	173,996

Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	405	380,986

Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,208,531

Phoenix Civic Improvement Corp.;
Series 2019 A, RB	4.00%	07/01/2045	2,765	2,477,415

Series 2019, RB	4.00%	07/01/2044	6,855	6,548,985

Series 2019, RB	5.00%	07/01/2049	6,845	7,104,782

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	$ 1,715	$ 1,684,332

Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB(a)(b)	5.00%	06/15/2025	550	583,366

Series 2017 C, RB(a)(b)	5.00%	06/15/2025	1,010	1,071,273

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(f)	5.50%	09/01/2046	900	808,760

Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	181,287

Series 2019, RB	5.25%	07/01/2049	240	213,028

Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	760	653,357

Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	107,613

Series 2007, RB	5.00%	12/01/2032	3,000	3,150,549

				39,044,018

Arkansas–0.15%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,000	1,997,236

Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(g)	6.25%	02/01/2038	1,480	1,480,000

				3,477,236

California–9.73%
Bay Area Toll Authority (San Francisco Bay Area); Series 2019 S-8, Ref. RB(a)(b)	5.00%	10/01/2029	5,000	5,773,669

California (State of);
Series 2016, Ref. GO Bonds	5.00%	09/01/2037	10,085	10,756,516

Series 2018, GO Bonds	5.00%	10/01/2047	13,500	14,114,208

Series 2020, GO Bonds	3.00%	03/01/2046	2,600	2,069,727

Series 2020, GO Bonds	3.00%	03/01/2050	1,500	1,149,235

Series 2021, Ref. GO Bonds	5.00%	10/01/2041	1,500	1,670,174

Series 2022, GO Bonds	4.00%	04/01/2049	1,325	1,331,938

California (State of) Community Choice Financing Authority (Green Bonds); Series 2021 B-1, RB(b)	4.00%	08/01/2031	18,000	17,771,501

California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(h)	0.00%	06/01/2050	129,820	20,698,916

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	5.88%	06/01/2035	25	25,413

California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(h)	0.00%	06/01/2046	7,000	1,557,741

Series 2006 B, RB(h)	0.00%	06/01/2046	6,000	1,290,034

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	3,100	3,100,009

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	1,500	1,352,669

California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	4,080	4,450,098

Series 2016 B, Ref. RB	5.00%	11/15/2046	5,920	6,039,289

California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	166	161,749

Series 2019 A-2, RB	4.00%	03/20/2033	1,908	1,852,609

Series 2021 A, RB	3.25%	08/20/2036	3,644	3,149,450

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB (INS - BAM)(d)	5.00%	05/15/2043	4,250	4,422,779

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2030	875	904,895

Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment);
Series 2014 A, Ref. RB (INS - AGM)(d)	5.00%	08/01/2032	1,450	1,503,090

Series 2014 A, Ref. RB (INS - AGM)(d)	5.00%	08/01/2033	885	917,114

Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(a)(b)	5.00%	06/01/2027	170	187,303

Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(f)(h)	0.00%	06/01/2057	345,750	15,893,229

Lammersville Joint Unified School District; Series 2013, RB	6.00%	09/01/2043	2,750	2,783,133

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Local Public Schools Funding Authority (School Facilities Improvement District No. 2016-1 - Election of 2016); Series 2017 A, GO Bonds (INS - BAM)(d)	4.00%	08/01/2042	$ 3,500	$ 3,414,720

Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	2,224,551

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 I, RB	5.00%	05/15/2048	3,000	3,279,079

Los Angeles (City of), CA Department of Water & Power; Series 2017 A, RB	5.00%	07/01/2042	5,000	5,280,950

Los Angeles Unified School District;
Series 2018-XF2575, Ctfs. Of Obligation(i)	5.25%	07/01/2042	20,000	21,596,982

Series 2022, GO Bonds	5.25%	07/01/2047	5,000	5,638,802

Lynwood (City of), CA Redevelopment Agency (Project Area A); Series 2011 A, RB(a)(b)	7.00%	12/09/2022	1,250	1,251,077

M-S-R Energy Authority; Series 2009 B, RB	7.00%	11/01/2034	10,000	12,374,138

Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(c)	5.00%	08/01/2042	4,500	2,427,588

Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2032	1,250	1,288,044

Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2033	1,500	1,544,985

Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2034	850	875,744

Paramount Unified School District (Election of 2016); Series 2017 A, GO Bonds (INS - AGM)(d)	5.25%	08/01/2046	2,575	2,752,604

Poway Unified School District Public Financing Authority;
Series 2015 B, Ref. RB (INS - BAM)(d)	5.00%	09/01/2033	1,725	1,818,174

Series 2015 B, Ref. RB (INS - BAM)(d)	5.00%	09/01/2034	3,075	3,228,651

San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2044	5,000	5,213,156

Series 2021 A, RB (INS - AGM)(d)	5.00%	07/01/2051	15,000	15,681,090

Santa Cruz (County of), CA Redevelopment Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(d)	5.00%	09/01/2035	1,880	1,970,820

Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2049	2,000	2,034,187

Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGM)(d)(h)	0.00%	08/01/2044	8,990	3,321,087

				222,142,917

Colorado–4.54%
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	2,000	1,883,897

BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2037	550	591,128

Colorado (State of) Educational & Cultural Facilities Authority (Stargate Charter School); Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,049,031

Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group);
Series 2019, Ref. RB	4.00%	11/15/2043	2,000	1,949,252

Series 2021 A, Ref. RB	4.00%	11/15/2050	10,000	9,194,712

Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	1,400	1,342,423

Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	6,515	6,603,006

Series 2022, RB	5.25%	11/01/2052	7,500	7,724,358

Denver (City & County of), CO;
Series 2018 B, Ref. RB	5.00%	12/01/2048	12,500	12,947,537

Series 2022 B, RB	5.00%	11/15/2047	6,250	6,759,803

Series 2022 B, RB	5.25%	11/15/2053	8,000	8,728,077

Series 2022 C, Ref. RB	5.25%	11/15/2053	6,120	6,676,979

E-470 Public Highway Authority; Series 1997 B, RB (INS - NATL)(d)(h)	0.00%	09/01/2025	125	113,920

Ebert Metropolitan District;
Series 2018 A-1, GO Bonds (INS - BAM)(d)	5.00%	12/01/2043	7,000	7,441,741

Series 2018 A-2, GO Bonds (INS - BAM)(d)	5.00%	12/01/2043	1,605	1,704,517

Hunters Overlook Metropolitan District No. 5;
Series 2019 A, GO Bonds	5.00%	12/01/2039	887	832,631

Series 2019 A, GO Bonds	5.00%	12/01/2049	1,360	1,209,470

Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	2,075	1,988,233

Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds(a)(b)	5.63%	12/01/2023	710	750,400

Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	1,495	1,599,695

Series 2008, RB	6.50%	11/15/2038	11,740	14,136,817

Rampart Range Metropolitan District No. 1; Series 2017, Ref. RB (INS - AGM)(d)	5.00%	12/01/2047	6,165	6,518,421

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Tallyn’s Reach Metropolitan District No. 3;
Series 2013, Ref. GO Bonds(a)(b)(f)	5.00%	12/01/2023	$ 103	$ 105,030

Series 2013, Ref. GO Bonds(a)(b)(f)	5.13%	12/01/2023	250	255,461

Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2050	1,500	1,536,026

				103,642,565

Connecticut–0.94%
Connecticut (State of); Series 2020 A, RB	4.00%	05/01/2039	1,000	1,000,441

Connecticut (State of) Health & Educational Facilities Authority; Series 2020 G-1, Ref. RB(f)	5.00%	07/01/2050	1,100	999,443

Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2047	6,125	5,661,925

Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	12,430	10,581,572

Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(e)(g)	5.13%	10/01/2036	500	60,000

Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	08/15/2030	625	677,139

Mashantucket Western Pequot Tribe; Series 2013, RB(e)	6.05%	07/01/2031	11,260	2,505,364

				21,485,884

District of Columbia–2.45%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(d)	5.00%	02/01/2031	15	15,022

Series 2020 A, RB	4.00%	03/01/2045	4,335	4,334,890

District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.50%	05/15/2033	340	348,842

Series 2001, RB	6.75%	05/15/2040	4,385	4,514,154

Series 2006 B, RB(h)	0.00%	06/15/2046	72,125	13,131,128

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	10,000	8,717,301

Washington Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	25,600	24,784,044

				55,845,381

Florida–6.59%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, Ref. RB	5.00%	12/01/2037	2,580	2,692,463

Amelia Concourse Community Development District; Series 2007, RB(e)(g)	5.75%	05/01/2038	1,510	1,464,700

Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	140	140,016

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	17,250	15,681,899

Broward (County of), FL School Board; Series 2022, GO Bonds	5.00%	07/01/2051	10,000	10,931,019

Canaveral Port Authority; Series 2018 B, RB	5.00%	06/01/2048	5,000	5,180,628

Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	455	456,007

Series 2019 A, RB	5.00%	12/15/2054	320	320,040

Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(f)	5.38%	06/15/2038	255	244,246

Series 2018 A, RB(f)	5.38%	06/15/2048	480	436,965

Chapel Creek Community Development District; Series 2006 A, RB(e)(g)	5.50%	05/01/2038	1,990	1,333,300

Clearwater Cay Community Development District; Series 2006 A, RB(e)(g)	5.50%	05/01/2037	826	470,787

Creekside Community Development District; Series 2006, RB(e)(g)	5.20%	05/01/2038	2,280	1,026,000

East Homestead Community Development District; Series 2013, RB	5.00%	11/01/2033	350	350,125

Greater Orlando Aviation Authority; Series 2015 XF2019, Revenue Ctfs.(i)	5.00%	10/01/2032	9,385	9,399,931

Heritage Isles Community Development District; Series 1999, RB(e)	7.10%	10/01/2023	195	27,300

Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	85	85,010

Indigo Community Development District; Series 2005, RB(e)(g)	5.75%	05/01/2036	375	251,250

Jacksonville (City of), FL (Brooks Rehabilitation); Series 2020, Ref. RB	5.00%	11/01/2050	5,000	5,047,872

Jacksonville (City of), FL Health Facilities Authority; Series 1997 B, RB(a)	5.25%	08/15/2027	20	20,524

Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(f)	5.00%	01/15/2054	190	166,970

Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(f)	5.50%	07/15/2048	565	500,352

Series 2018 A, RB(f)	5.75%	07/15/2053	600	558,474

Lakeland (City of), FL (Lakeland Regional Health); Series 2015, RB	5.00%	11/15/2040	3,000	3,024,312

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lee Memorial Health System; Series 2019 A-1, Ref. RB	4.00%	04/01/2037	$ 4,000	$ 3,951,384

Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	1,090	1,090,294

Magnolia Creek Community Development District; Series 2007 A, RB(e)(g)	5.90%	05/01/2039	195	107,250

Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	75	75,483

Miami-Dade (County of), FL;
Series 2009, RB (INS - BAM)(d)(h)	0.00%	10/01/2042	6,925	2,703,815

Series 2013 A, RB(a)(b)	5.50%	10/01/2023	3,000	3,072,886

Series 2019 B, RB (INS - BAM)(d)	4.00%	10/01/2049	17,745	17,068,248

Series 2021, RB (INS - BAM)(d)	4.00%	10/01/2051	5,000	4,818,843

Subseries 2021 A-2, Ref. RB (INS - AGM)(d)	4.00%	10/01/2049	15,000	13,487,065

Miami-Dade (County of), FL Transit System;
Series 2020 A, RB	4.00%	07/01/2048	12,185	11,352,665

Series 2020 A, RB	4.00%	07/01/2050	5,000	4,644,585

Miromar Lakes Community Development District; Series 2015, Ref. RB	5.00%	05/01/2035	1,195	1,191,097

Naturewalk Community Development District; Series 2007 A, RB(e)(g)	5.50%	05/01/2038	335	120,600

Orlando (City of), FL; Series 2008, RB (INS - AGC)(d)	5.50%	11/01/2038	130	130,211

Orlando (City of), FL Utilities Commission; Series 2018 A, RB	5.00%	10/01/2038	3,000	3,225,828

Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,055	2,058,393

Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	415	415,471

Series 2011, RB	5.63%	05/01/2042	1,000	1,001,315

Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	750	667,398

Reunion East Community Development District;
Series 2002 A-2, RB(e)(g)	7.38%	05/01/2033	860	9

Series 2005, RB(e)(g)	5.80%	05/01/2036	810	8

Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	13,576

South Bay Community Development District;
Series 2005 A, RB(e)(g)	5.95%	05/01/2036	1,645	16

Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,700	1,672,876

Series 2005 A-2, Ref. RB(e)(g)	6.60%	05/01/2036	1,095	547,500

Series 2005 B-2, Ref. RB(e)(g)	6.60%	05/01/2025	935	467,501

St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2036	1,000	832,976

Series 2021, Ref. RB	4.00%	12/15/2046	750	557,276

Series 2021, Ref. RB	4.00%	12/15/2050	1,000	720,632

Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2033	210	133,816

Series 2020 A, RB(h)	0.00%	09/01/2034	880	531,593

Series 2020 A, RB(h)	0.00%	09/01/2035	750	429,636

Series 2020 A, RB(h)	0.00%	09/01/2036	850	462,475

Series 2020 A, RB(h)	0.00%	09/01/2037	825	425,984

Series 2020 A, RB(h)	0.00%	09/01/2038	1,050	514,609

Series 2020 A, RB(h)	0.00%	09/01/2039	1,000	463,663

Villages of Avignon Community Development District (The); Series 2007 A, RB(e)(g)	5.40%	05/01/2037	250	12,500

Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,560	3,560,223

Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,665	1,665,806

Waterstone Community Development District;
Series 2007 A, RB(c)(g)	6.88%	05/01/2037	146	92,859

Series 2007 B, RB(g)(h)	0.00%	11/01/2028	928	546,648

West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	3,045	3,046,882

Series 2005 A-2, RB(e)(g)	5.75%	05/01/2036	2,925	1,696,500

Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	415	415,049

Westside Community Development District; Series 2019 2, RB(e)	5.65%	05/01/2037	525	351,066

Zephyr Ridge Community Development District; Series 2006 A, RB(e)(g)	5.63%	05/01/2037	979	411,038

				150,565,738

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–2.08%
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	$ 565	$ 436,768

Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	1,155	1,104,257

Series 2018 A, RB	6.00%	12/01/2038	2,260	2,159,431

Series 2018 A, RB	6.25%	12/01/2048	5,565	5,245,580

Series 2018 A, RB	6.50%	12/01/2053	3,205	3,073,420

Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2046	3,000	3,026,478

Series 2019, RB	4.00%	07/01/2049	11,150	10,240,403

George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	4.00%	01/01/2054	2,200	1,790,696

Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	1,040	1,046,646

Series 2022 C, RB(b)(f)	4.00%	11/01/2027	17,000	16,177,472

Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	880	751,587

Series 2018 A-1, RB	6.25%	12/01/2048	1,230	995,945

Series 2018 A-1, RB	6.38%	12/01/2053	1,030	834,241

Series 2018 A-2, RB(b)	5.50%	12/01/2028	700	629,613

				47,512,537

Guam–0.07%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,507,011

Illinois–7.44%
Chicago (City of), IL; Series 2012, RB (INS - BAM)(d)	4.00%	01/01/2042	6,000	5,967,256

Chicago (City of), IL (O’Hare International Airport);
Series 2015 B, Ref. RB	5.00%	01/01/2034	2,500	2,569,276

Series 2016 B, Ref. RB	5.00%	01/01/2041	3,000	3,058,789

Series 2017 D, RB	5.00%	01/01/2052	3,000	3,045,687

Series 2018 B, RB	5.00%	01/01/2048	10,000	10,249,135

Series 2020 A, Ref. RB	4.00%	01/01/2036	5,000	4,999,237

Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(d)(h)	0.00%	12/01/2024	915	848,589

Series 1999 A, GO Bonds (INS - NATL)(d)(h)	0.00%	12/01/2024	1,405	1,303,025

Series 2016, RB	6.00%	04/01/2046	4,300	4,473,809

Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2026	775	805,574

Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2028	2,250	2,369,128

Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2031	1,000	1,044,941

Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2034	1,205	1,238,630

Series 2022 A, GO Bonds	5.00%	12/01/2047	3,200	2,988,676

Chicago (City of), IL Transit Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2045	20	20,559

Series 2020 A, Ref. RB	5.00%	12/01/2055	2,140	2,181,036

Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2041	3,500	3,372,234

Cook County Community School District No. 147; Series 2004 A, Ref. GO Bonds (INS - ACA)(d)	7.13%	06/01/2024	1,105	1,124,892

Du Page (County of), IL Special Service Area No. 31; Series 2006, RB	5.63%	03/01/2036	298	289,561

Gilberts (Village of), IL; Series 2014, Ref. RB (INS - AGM)(d)	5.00%	03/01/2035	2,000	2,037,728

Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	690	610,807

Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds (Acquired 09/02/2009; Cost $1,773,512)(e)(j)	5.50%	12/01/2027	2,225	2,038,656

Series 2007 A, Ref. GO Bonds (Acquired 09/03/2009; Cost $758,969)(e)(j)	5.63%	12/01/2032	1,000	916,250

Series 2008, RB	6.88%	08/01/2028	2,685	2,438,643

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2014, GO Bonds	5.00%	04/01/2025	$ 2,000	$ 2,034,266

Series 2014, GO Bonds	5.00%	02/01/2039	1,525	1,530,713

Series 2016, GO Bonds (INS - BAM)(d)	4.00%	06/01/2041	5,000	4,520,559

Series 2017 C, GO Bonds	5.00%	11/01/2029	3,000	3,127,685

Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	2,674,985

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,822,814

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,131,605

Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	780,320

Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	5,248,319

Series 2020, GO Bonds	5.50%	05/01/2039	3,750	3,958,424

Illinois (State of) Finance Authority (University of Illinois Health Services); Series 2020, RB	4.00%	10/01/2040	3,950	3,610,689

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 1998 A, RB (INS - AGM)(d)	5.50%	12/15/2023	360	365,167

Illinois (State of) Regional Transportation Authority; Series 2018 B, RB	4.00%	06/01/2043	1,365	1,351,334

Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(d)	5.25%	06/15/2032	2,000	2,050,378

Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2028	2,520	2,641,347

Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2029	455	479,985

Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2030	245	258,434

Illinois (State of) Toll Highway Authority;
Series 2020 A, RB	5.00%	01/01/2045	21,090	22,280,252

Series 2021 A, RB	4.00%	01/01/2046	7,785	7,463,476

Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	1,034,052

Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,126,087

Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,444,042

Lincolnshire (Village of), IL (Sedgewick); Series 2004, RB	6.25%	03/01/2034	2,000	1,852,177

Markham (City of), IL; Series 2008 B, GO Bonds	5.75%	02/01/2028	480	436,589

Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	987,452

Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	367	355,393

Regional Transportation Authority; Series 2018 XF2618, Revenue Ctfs.(i)	4.00%	06/01/2043	18,000	17,819,793

Sales Tax Securitization Corp.; Series 2018 C, Ref. RB (INS - BAM)(d)	5.25%	01/01/2048	5,000	5,225,485

Southwestern Illinois Development Authority; Series 2006, RB(e)	5.63%	11/01/2026	890	534,000

Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	210	232,438

Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	135	149,425

Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	160	177,096

Series 2018 A, GO Bonds (INS - AGM)(d)	5.00%	02/01/2032	945	1,048,961

Series 2018 A, GO Bonds (INS - AGM)(d)	5.00%	02/01/2033	690	764,358

Series 2018 A, GO Bonds (INS - AGM)(d)	5.00%	02/01/2034	615	678,886

Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	5.00%	03/01/2033	1,848	1,734,284

				169,923,388

Indiana–0.55%
Columbus (City of), IN; Series 2019, RB	5.63%	05/01/2039	3,575	3,013,333

Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2026	1,620	1,725,475

Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2037	7,500	7,885,294

				12,624,102

Iowa–0.51%
Iowa (State of) Finance Authority;
Series 2007 B, RB	5.38%	06/01/2025	120	117,423

Series 2007, RB(e)	5.90%	12/01/2028	400	1,040

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	7,785	7,527,081

Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, RB	5.00%	08/15/2028	1,685	1,686,817

Iowa (State of) Finance Authority (Unitypoint Health); Series 2018 B, Ref. RB	5.00%	02/15/2048	1,300	1,333,622

Xenia (City of), IA Rural Water District; Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	1,000	1,088,814

				11,754,797

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.01%
Pittsburgh (City of), KS; Series 2006, RB	4.90%	04/01/2024	$ 275	$ 252,090

Kentucky–2.69%
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2032	5,480	5,874,244

Series 2016 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2033	11,525	12,345,675

Series 2016 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2034	5,000	5,361,549

Kentucky (Commonwealth of) Property & Building Commission (No. 115);
Series 2017, RB	5.00%	04/01/2037	2,500	2,649,083

Series 2017, RB (INS - BAM)(d)	5.00%	04/01/2038	2,500	2,649,325

Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB	5.00%	05/01/2035	1,500	1,608,933

Series 2018, RB	5.00%	05/01/2036	1,170	1,248,166

Series 2018, RB	5.00%	05/01/2037	4,605	4,888,546

Kentucky (Commonwealth of) Public Energy Authority; Series 2022 A-1, RB(b)	4.00%	08/01/2030	15,000	14,588,257

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.75%	10/01/2042	10,000	10,159,737

Springfield (City of), KY; Series 2004, Ref. RB(e)(g)	5.75%	10/01/2035	15	38

				61,373,553

Louisiana–1.43%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	4	3,441

Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	2,500	2,637,898

Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/01/2032	395	355,500

Series 2017, Ref. RB	5.00%	07/01/2033	300	270,000

Series 2017, Ref. RB	5.00%	07/01/2037	345	310,500

Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2017, Ref. RB	5.00%	05/15/2046	7,500	7,677,589

Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2017, RB	5.00%	07/01/2057	1,300	1,313,960

Louisiana (State of) Stadium & Exposition District; Series 2013 A, Ref. RB	5.00%	07/01/2028	50	50,468

Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	4,035	4,352,309

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2043	700	731,864

Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2048	1,280	1,330,652

New Orleans (Port of), LA Board of Commissioners; Series 2020 D, RB	5.00%	04/01/2050	9,395	9,825,430

St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(b)	2.13%	07/01/2024	2,000	1,935,365

Subseries 2017 A-3, Ref. RB(b)	2.20%	07/01/2026	2,000	1,838,805

				32,633,781

Maryland–1.11%
Baltimore (City of), MD (Water); Series 2020 A, RB	4.00%	07/01/2045	2,000	2,002,592

Baltimore (County of), MD (Riderwood Village, Inc.);
Series 2020, Ref. RB	4.00%	01/01/2045	5,250	5,099,986

Series 2020, Ref. RB	4.00%	01/01/2050	6,000	5,727,625

Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,503,939

Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS - AMBAC)(d)	5.00%	07/01/2034	5	5,037

Series 2016, Ref. RB	5.00%	06/01/2036	400	412,757

Maryland (State of) Health & Higher Educational Facilities Authority (UPMC); Series 2020 B, RB	4.00%	04/15/2050	5,000	4,479,651

Maryland Economic Development Corp.; Series 2016, Ref. RB (INS - AGM)(d)	5.00%	06/01/2035	4,530	4,683,855

Prince George’s (County of), MD (Victoria Falls); Series 2005, RB	5.25%	07/01/2035	1,531	1,531,736

				25,447,178

Massachusetts–1.31%
Massachusetts (Commonwealth of); Series 2016-XF0530, Ctfs. Of Obligation(i)	5.00%	12/01/2035	20,000	21,389,700

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2016 I, Ref. RB	5.00%	07/01/2036	$ 2,000	$ 2,053,419

Series 2019 A, Ref. RB	4.00%	07/01/2044	3,000	2,639,713

Massachusetts (Commonwealth of) Development Finance Agency (SpringField College);
Series 2021 B, Ref. RB	4.00%	06/01/2041	2,535	2,299,040

Series 2021 B, Ref. RB	4.00%	06/01/2050	1,700	1,450,895

				29,832,767

Michigan–3.48%
Detroit (City of), MI; Series 2003 B-R, RB (INS - AGM)(d)	7.50%	07/01/2033	60	60,228

Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(d)	5.00%	07/01/2043	150	150,692

Series 2018 A, Ref. RB (INS - AGM)(d)	5.00%	07/01/2048	1,350	1,356,225

Michigan (State of); Series 2021, RB	4.00%	11/15/2046	6,000	5,865,941

Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,155	1,054,710

Series 2008 C, RB(h)	0.00%	06/01/2058	289,275	12,988,939

Series 2010 A, RB	5.90%	12/01/2030	505	483,605

Series 2014 D-6, Ref. RB (INS - NATL)(d)	5.00%	07/01/2025	1,000	1,034,997

Series 2014 D-6, Ref. RB (INS - NATL)(d)	5.00%	07/01/2026	895	926,182

Series 2014 D-6, Ref. RB (INS - NATL)(d)	5.00%	07/01/2027	930	962,255

Series 2014, Ref. RB(a)(b)(f)	6.75%	07/01/2024	1,945	2,049,255

Series 2014, Ref. RB(f)	6.75%	07/01/2044	4,055	4,066,092

Series 2018, Ref. RB	5.75%	11/01/2040	635	633,556

Michigan (State of) Finance Authority (CHE Trinity Health Credit Group); Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	5,000	5,292,387

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,000	1,026,080

Series 2014 D-4, Ref. RB	5.00%	07/01/2032	2,450	2,520,004

Series 2014 D-4, Ref. RB	5.00%	07/01/2034	1,000	1,024,682

Series 2015 C, RB	5.00%	07/01/2034	2,200	2,268,450

Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	6,300	6,437,334

Michigan (State of) Strategic Fund; Series 2007, RB	5.85%	08/31/2027	6,074	5,467,503

Michigan (State of) Trunk Line; Series 2020 B, RB	4.00%	11/15/2045	10,000	9,823,202

Michigan State University Board of Trustees; Series 2019 B, RB	5.00%	02/15/2044	1,180	1,264,270

Plymouth Educational Center Charter School;
Series 2005, Ref. RB(g)	5.38%	11/01/2030	400	244,000

Series 2005, Ref. RB(g)	5.63%	11/01/2035	1,325	808,250

Renaissance Public School Academy; Series 2012 A, RB	6.00%	05/01/2037	500	499,952

Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	600	606,333

Series 2019, GO Bonds	4.00%	05/01/2040	1,220	1,229,573

Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,509,801

Series 2019, GO Bonds	5.00%	05/01/2044	6,385	6,881,363

				79,535,861

Minnesota–0.23%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	864,769

Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2043	2,300	2,342,742

Minnesota (State of) Higher Education Facilities Authority; Series 2017, Ref. RB	5.00%	10/01/2047	900	905,286

Mound (City of), MN Housing & Redevelopment Authority; Series 2006, Ref. RB	5.00%	02/15/2027	456	439,567

St. Paul Park (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	680	662,463

				5,214,827

Mississippi–0.82%
Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB(k)	1.45%	06/01/2023	7,150	7,150,000

Mississippi (State of) Development Bank; Series 2016, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2046	10,000	10,492,591

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,795	1,191,272

				18,833,863

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–0.85%
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(g)	7.05%	05/01/2027	$ 70	$ 59,201

Series 2007 A, RB(g)	5.75%	05/01/2026	715	610,035

Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)	5.88%	12/01/2031	675	423,563

Chillicothe (City of), MO (South U.S. 65); Series 2006, RB(g)	5.63%	04/01/2027	400	333,786

Columbia (City of), MO Housing Authority (Stuart Park/Paquin Tower Apartments);
Series 2015, RB	5.00%	12/15/2040	580	509,627

Series 2015, RB	5.13%	12/15/2050	1,330	1,122,428

Grindstone Plaza Transportation Development District; Series 2006 A, RB	5.50%	10/01/2031	355	350,580

Hollister (City of), MO; Series 2019, RB(f)	5.63%	10/01/2039	4,700	4,220,161

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(f)	5.00%	04/01/2046	295	253,234

Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(e)(g)	5.75%	03/01/2029	250	155,000

Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	1,335	1,283,466

Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2000 B, VRD RB(k)	1.40%	03/01/2040	2,600	2,600,000

Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	52	41,154

St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(f)	5.00%	10/01/2046	1,025	831,399

St. Louis (City of), MO;
Series 2006 A, RB(g)(l)	6.00%	08/04/2025	481	52,910

Series 2007, RB(g)	5.50%	05/29/2028	661	270,889

St. Louis (City of), MO Land Clearance for Redevelopment Authority; Series 2018 A, RB	5.00%	04/01/2048	3,250	3,354,904

St. Louis (County of), MO;
Series 2006, RB(g)(l)	6.00%	08/21/2026	545	87,200

Series 2006, RB(g)(l)	6.00%	08/21/2026	846	186,120

Series 2006, RB(g)	5.50%	03/09/2027	1,879	507,330

Series 2007 A, RB(g)	5.50%	01/20/2028	748	314,160

Series 2007 A, RB(g)	5.50%	09/02/2028	373	123,090

Series 2007 B, RB(g)(l)	5.50%	01/20/2028	466	23,300

Series 2008 A, RB(g)	6.60%	01/21/2028	3,255	1,367,100

Series 2008, RB(g)(l)	6.69%	04/21/2029	1,080	183,600

Stone Canyon Community Improvement District; Series 2007, RB(e)(g)	5.75%	04/01/2027	320	83,200

				19,347,437

Montana–0.09%
Hardin (City of), MT; Series 2006, RB(g)(l)	6.25%	09/01/2031	11,710	2,107,800

Nebraska–0.54%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	6,150	6,440,084

Omaha Public Power District; Series 2021 A, RB (INS - AGM)(d)	4.00%	02/01/2051	6,000	5,785,118

				12,225,202

Nevada–0.84%
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	250	250,281

Series 2007 A, RB	5.05%	02/01/2031	245	245,146

Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	05/01/2048	2,500	2,632,865

Clark County School District; Series 2018 B, GO Bonds (INS - BAM)(d)	5.00%	06/15/2036	5,280	5,709,687

Las Vegas (City of), NV Convention & Visitors Authority; Series 2018 B, RB	5.00%	07/01/2043	10,000	10,377,404

				19,215,383

New Hampshire–0.43%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - ACA)(d)(h)	0.00%	01/01/2029	305	224,695

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority;
Series 2019 A, RB(f)	5.25%	07/01/2039	$ 410	$ 375,142

Series 2019 A, RB(f)	5.63%	07/01/2046	230	212,908

Series 2019 A, RB(f)	5.75%	07/01/2054	570	525,762

Series 2020-1A, RB	4.13%	01/20/2034	3,837	3,701,335

Series 2022-2A, RB	4.00%	10/20/2036	5,075	4,679,873

				9,719,715

New Jersey–8.22%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	03/01/2032	250	267,771

Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	03/01/2037	500	525,049

Series 2017 B, GO Bonds (INS - AGM)(d)	4.00%	03/01/2042	3,510	3,435,884

Casino Reinvestment Development Authority, Inc.;
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	11/01/2030	2,000	2,066,998

Series 2014, Ref. RB (INS - AGM)(d)	5.00%	11/01/2032	2,000	2,063,948

Hudson County Improvement Authority; Series 2020, RB	4.00%	10/01/2046	10,000	9,606,296

New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	6,380	6,754,317

New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB	5.00%	06/15/2041	3,000	3,056,675

Series 2017 DDD, RB	5.00%	06/15/2028	1,930	2,073,823

Series 2017 DDD, RB	5.00%	06/15/2029	3,500	3,746,359
Series 2017, Ref. RB (INS - AGM)(d)	5.00%	06/01/2037	1,000	1,020,451

Series 2018 A, RB	5.00%	06/15/2042	3,500	3,574,973

Series 2018 A, RB	5.00%	06/15/2047	735	747,135

Series 2018 C, RB	5.00%	06/15/2031	4,855	5,198,819

Series 2019, RB	4.00%	06/15/2044	3,000	2,753,746

Series 2020, RB	4.00%	11/01/2038	1,750	1,689,828

New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(f)	6.50%	11/01/2052	220	229,838

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	904	967,601

New Jersey (State of) Health Care Facilities Financing Authority; Series 2015 A, RB (INS - AGM)(d)	5.00%	07/01/2029	2,100	2,189,358

New Jersey (State of) Transportation Trust Fund Authority;
Series 2004 A, RB (INS - NATL)(d)	5.75%	06/15/2024	11,570	12,058,296

Series 2008 A, RB(h)	0.00%	12/15/2038	5,680	2,568,672

Series 2009 D, RB	5.00%	06/15/2032	5,015	5,158,845

Series 2016, RN	5.00%	06/15/2030	6,000	6,317,880

Series 2018 A, Ref. RN	5.00%	06/15/2029	6,660	7,019,967

Series 2018 A, Ref. RN	5.00%	06/15/2030	945	995,066

Series 2018 A, Ref. RN	5.00%	06/15/2031	880	924,266

Series 2019 BB, RB	4.00%	06/15/2050	7,125	6,427,341

Series 2020 AA, RB	4.00%	06/15/2050	10,200	9,201,246

Series 2020 AA, RB	5.00%	06/15/2050	1,230	1,254,048

New Jersey (State of) Turnpike Authority;
Series 2015 E, RB	5.00%	01/01/2034	7,000	7,272,395

Series 2019 A, RB	5.00%	01/01/2048	3,000	3,167,706

Series 2021 A, RB	4.00%	01/01/2042	2,000	1,978,587

Series 2021 A, RB	4.00%	01/01/2051	10,000	9,455,601

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2028	3,500	3,659,266

Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	5,217,865

Series 2018 A, Ref. RB	5.00%	06/01/2031	11,600	12,086,423

Series 2018 A, Ref. RB	5.00%	06/01/2032	12,980	13,498,763

Series 2018 A, Ref. RB	5.00%	06/01/2033	5,005	5,189,084

Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,065,735

Series 2018 A, Ref. RB	5.00%	06/01/2046	6,000	5,886,158

Series 2018 B, Ref. RB	5.00%	06/01/2046	13,700	13,258,600

				187,630,679

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–0.09%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	$ 230	$ 208,023

Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,775	1,774,938

				1,982,961

New York–11.74%
Hudson Yards Infrastructure Corp.;
Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2037	8,500	8,999,769

Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2039	7,500	7,881,105

Metropolitan Transportation Authority;
Series 2016 C-1, RB	5.25%	11/15/2056	5,000	5,046,618

Subseries 2015 C-1, Ref. RB	5.00%	11/15/2035	10,500	10,618,843

Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	14,375	14,493,434

Series 2017 A-1, RB	5.25%	11/15/2057	3,500	3,533,556

MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2056	13,150	13,150,388

New York & New Jersey (States of) Port Authority; One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	10,000	10,365,348

New York (City of), NY;
Series 2022 A, GO Bonds	5.25%	09/01/2043	10,000	11,160,223

Subseries 2014 I-2, VRD GO Bonds(k)	1.40%	03/01/2040	1,160	1,160,000

New York (City of), NY Municipal Water Finance Authority;
Series 2018 EE, Ref. RB	5.00%	06/15/2040	10,160	10,848,164

Subseries 2012 A-1, VRD RB(k)	1.30%	06/15/2044	490	490,000

New York (City of), NY Transitional Finance Authority;
Series 2018 S-3, RB	5.00%	07/15/2043	14,000	14,767,735

Series 2019 A-3, RB	4.00%	05/01/2041	10,000	9,779,435

Series 2022 C-1, RB	4.00%	02/01/2051	4,000	3,749,356

Series 2022, RB	4.00%	02/01/2043	5,000	4,842,895

New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	03/15/2033	10,000	10,566,502

Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	2,650	2,804,083

Series 2016 A, RB	5.00%	03/15/2035	5,000	5,351,897

Series 2020 D, Ref. RB	4.00%	02/15/2047	14,300	13,620,061

Series 2021 A, Ref. RB	5.00%	03/15/2049	5,000	5,323,850

New York (State of) Dormitory Authority (Columbia University); Series 2017 A, RB	5.00%	10/01/2047	10,990	12,943,397

New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	6,845,813

Series 2020 A, Ref. RB	4.00%	11/15/2050	5,000	4,808,680

New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	10,015	9,249,595

New York (State of) Thruway Authority (Group 2); Series 2021 O, Ref. RB	4.00%	01/01/2046	5,000	4,711,050

New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	65	66,297

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	285	294,105

New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	6,075	6,674,004

New York State Urban Development Corp.;
Series 2020 A, RB	5.00%	03/15/2041	1,800	1,941,461

Series 2020 A, RB	5.00%	03/15/2042	515	554,516

Series 2020 A, RB	4.00%	03/15/2045	14,130	13,448,219

Series 2020 A, RB	4.00%	03/15/2049	10,000	9,335,055

Series 2020 C, Ref. RB	5.00%	03/15/2050	7,000	7,442,420

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2035	2,305	2,399,470

Series 2020, Ref. RB	5.00%	12/01/2036	2,205	2,285,848

Triborough Bridge & Tunnel Authority; Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,260	3,465,470

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2022 A, RB	5.25%	05/15/2052	5,000	5,493,606

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	5,450	5,134,220

Series 2017 A, Ref. RB	5.00%	06/01/2036	2,455	2,509,708

				268,156,196

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–0.71%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2022, RB	4.00%	07/01/2047	$ 8,370	$ 7,993,133

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(k)	1.40%	01/15/2037	2,830	2,830,000

North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGM)(d)	5.00%	01/01/2038	5,000	5,317,200

				16,140,333

Ohio–2.44%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	27,705	25,422,862

Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	49,575	5,814,444

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	3,445	3,454,542

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	2,475	2,512,243

Series 2017, Ref. RB	5.50%	02/15/2057	1,050	1,064,612

Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	540	538,559

Series 2004, RB	6.40%	02/15/2034	5,860	5,664,166

Greene (County of), OH; Series 2002 A, RB (INS - ACA)(d)	5.50%	09/01/2027	820	820,044

Jeffrey Place New Community Authority; Series 2007 A, RB	5.00%	12/01/2022	100	100,000

Ohio (State of);
Series 2017 A, GO Bonds	5.00%	03/15/2036	5,000	5,121,879

Series 2020 A, Ref. RB	5.00%	01/15/2050	3,905	3,983,343

Ohio (State of) Higher Educational Facility Commission; Series 2018, Ref. RB	5.25%	01/01/2038	1,350	1,182,183

				55,678,877

Oklahoma–0.14%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2032	3,070	3,257,599

Oregon–0.09%
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	1,540	1,259,745

Series 2021 A, Ref. RB	5.00%	11/15/2051	1,100	877,548

				2,137,293

Pennsylvania–6.87%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	2,962,775

Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(d)	5.00%	08/01/2033	5,000	5,263,822

Chester (County of), PA Industrial Development Authority (Longwood Gardens);
Series 2019, RB	5.00%	12/01/2044	1,840	1,991,387

Series 2019, RB	4.00%	12/01/2049	1,350	1,253,330

Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	1,250	1,367,445

Series 2018, RB	5.00%	06/01/2032	3,000	3,264,656

Series 2018, RB	5.00%	06/01/2033	2,000	2,169,672

Series 2018, RB	5.00%	06/01/2034	1,760	1,901,055

Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,446,357

Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,323,904

Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,335	6,430,499

Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(k)(m)	1.85%	10/15/2025	1,130	1,130,000

Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	5,250	4,638,632
Pennsylvania (Commonwealth of);
First Series 2013 1, GO Bonds	4.00%	04/01/2032	5,000	5,017,468

First Series 2018 1, GO Bonds	5.00%	03/01/2032	10,000	11,017,167

First Series 2018 1, GO Bonds	4.00%	03/01/2035	12,500	12,698,401

First Series 2018-1, GO Bonds (INS - BAM)(d)	4.00%	03/01/2036	4,175	4,313,249

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB (INS - AGM)(d)	5.00%	06/01/2032	$ 5,000	$ 5,242,503

Series 2016 A, Ref. RB (INS - AGM)(d)	5.00%	06/01/2033	5,000	5,231,147

Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 E, RB	6.38%	12/01/2038	1,500	1,705,691

Series 2014 A-3, RB(h)	0.00%	12/01/2041	3,450	1,445,346

Series 2016, Ref. RB	5.00%	06/01/2030	5,000	5,268,965

Series 2017 3, Ref. RB	5.00%	12/01/2040	5,125	5,315,045

Series 2019 A, RB	5.00%	12/01/2044	7,750	8,060,612

Series 2020 B, RB	5.00%	12/01/2045	5,000	5,252,131

Series 2021 A, RB	4.00%	12/01/2050	2,000	1,771,369

Series 2021 B, RB	4.00%	12/01/2051	8,500	7,588,490

Series 2021 B, Ref. RB	5.00%	12/01/2051	7,000	7,340,869

Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2036	1,000	1,055,069

Series 2017 A, RB	5.00%	10/01/2047	10,000	10,359,948

Series 2019 B, RB	5.00%	11/01/2049	1,000	1,046,294

Series 2021 C, RB	5.00%	10/01/2046	5,000	5,312,044

Philadelphia (City of), PA Authority for Industrial Development (Architecture & Design Charter High School); Series 2013, RB(a)(b)	6.13%	03/15/2023	685	691,937

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	5,000	5,145,607

Philadelphia School District (The); Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,051,969

Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,073,266

Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(d)	5.00%	03/01/2035	280	294,929

Series 2017, Ref. GO Bonds (INS - AGM)(d)	5.00%	03/01/2036	255	267,188

Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2029	1,000	1,091,610

Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2030	1,305	1,423,932

Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2032	890	967,517

Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2033	710	769,443

				156,962,740

Puerto Rico–4.56%
PRIFA Custodial Trust;
Series 2005 A, RB	0.00%	03/15/2049	731	555,745

Series 2005 A, RB	0.00%	03/15/2049	645	490,637

Series 2022, RB	0.00%	03/15/2049	8,026	2,789,504

Series 2022, RB	0.00%	03/15/2049	7,354	2,679,592

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	1,221	1,121,681

Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	4,698	2,578,815

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	2,038	2,047,463

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	4,066	4,124,443

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,029	4,126,556

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,964	4,062,891

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	3,850	3,954,438

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,651	3,180,914

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	3,281	2,798,414

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,816	2,353,796

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	7,929	6,124,116

Series 2022, RB	0.00%	11/01/2051	2,090	935,138

Subseries 2022, RN	0.00%	11/01/2043	18,308	8,353,074

Subseries 2022, RN	0.00%	11/01/2051	45	16,162

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (Acquired 10/06/2017; Cost $113,575)(e)(j)	5.50%	12/01/2049	$ 295	$ 218,669

Series 2005 RR, RB (Acquired 09/28/2017; Cost $30,000) (INS - NATL)(d)(j)	5.00%	07/01/2023	30	30,161

Series 2005 RR, RB (Acquired 05/02/2013; Cost $260,000) (INS - NATL)(d)(j)	5.00%	07/01/2024	260	261,044

Series 2005 SS, Ref. RB (Acquired 05/07/2013-05/09/2013; Cost $4,000,000) (INS - NATL)(d)(j)	5.00%	07/01/2025	4,000	4,016,068

Series 2007 VV, Ref. RB (Acquired 01/30/2013; Cost $1,711,523) (INS - NATL)(d)(j)	5.25%	07/01/2025	1,690	1,697,747

Series 2010 CCC, RB (Acquired 05/22/2014; Cost $1,585,000)(e)(j)	5.00%	07/01/2028	2,500	1,850,000

Series 2010 XX, RB (Acquired 06/17/2014; Cost $939,332)(e)(j)	5.25%	07/01/2040	1,670	1,239,975

Series 2013 E-1, RB (Acquired 06/30/2016; Cost $500,000)(e)(j)	10.00%	12/01/2049	500	390,000

Series 2016 A-4, RB (Acquired 05/19/2016; Cost $500,000)(e)(j)	0.00%	12/01/2049	500	390,000

Series 2016 B-4, RB (Acquired 06/22/2016; Cost $500,000)(e)(j)	10.00%	12/01/2049	500	390,000

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 A-A, RB (INS - AGC)(d)	5.00%	07/01/2035	10	9,939

Series 2003 G, RB (INS - NATL)(d)	5.00%	07/01/2033	20	19,934

Series 2007 M, RB(e)	5.00%	07/01/2046	3,500	708,750

Puerto Rico (Commonwelath of) Electric Power Authority;
Series 2008 WW, RB (Acquired 02/20/2014; Cost $1,988,470)(e)(j)	5.38%	07/01/2023	2,750	2,045,312

Series 2008 WW, RB (Acquired 10/25/2013; Cost $1,525,334)(e)(j)	5.25%	07/01/2025	1,985	1,473,862

Series 2010 AAA, RB (Acquired 02/16/2011; Cost $2,623,963)(e)(j)	5.25%	07/01/2028	2,830	2,101,275

Series 2010 ZZ, Ref. RB (Acquired 10/06/2017; Cost $155,925)(e)(j)	5.25%	07/01/2025	405	300,713

Puerto Rico Public Finance Corp.; Series 2011 B, RB (Acquired 12/08/2011; Cost $5,615,000)(e)(j)	5.50%	08/01/2031	5,615	210,568

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2046	34,472	8,687,809

Series 2018 A-1, RB(h)	0.00%	07/01/2051	28,082	5,283,971

Series 2018 A-1, RB	4.75%	07/01/2053	9,853	9,002,729

Series 2018 A-1, RB	5.00%	07/01/2058	4,400	4,174,767

Series 2019 A-2, RB	4.54%	07/01/2053	387	337,650

Series 2019 A-2, RB	4.78%	07/01/2058	5,172	4,727,763

University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2026	1,305	1,275,616

Series 2006 P, Ref. RB	5.00%	06/01/2030	900	864,630

Series 2006 Q, RB	5.00%	06/01/2036	150	142,088

				104,144,419

Rhode Island–0.25%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(e)(j)	7.25%	07/15/2035	4,915	884,700

Rhode Island Housing and Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,045

Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	4,741,374

				5,646,119

South Carolina–0.10%
South Carolina (State of) Public Service Authority; Series 2020 A, Ref. RB	5.00%	12/01/2043	2,200	2,265,318

South Dakota–0.07%
Educational Enhancement Funding Corp.; Series 2013 B, RB(a)(b)	5.00%	06/01/2023	1,500	1,518,087

Tennessee–1.10%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	208,128

Series 2019 A-1, Ref. RB	4.00%	08/01/2044	455	395,197

Series 2019 A-2, Ref. RB	5.00%	08/01/2044	340	344,593

Series 2019 A-2, Ref. RB	5.00%	08/01/2049	455	457,520

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,000	2,073,088

Series 2018 A, Ref. RB	5.00%	07/01/2036	3,000	3,100,416

Series 2018 A, Ref. RB	5.00%	07/01/2037	3,000	3,090,698

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(f)	5.13%	06/01/2036	$ 200	$ 201,954

Metropolitan Nashville Airport Authority (The); Series 2019 A, RB	4.00%	07/01/2049	2,500	2,321,769

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	7,000	7,093,982

Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	5,665	5,793,727

				25,081,072

Texas–6.35%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(d)	4.50%	08/15/2033	5	5,006

Aldine Independent School District; Series 2017, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10,700	11,283,473

Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	835,236

Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,400	1,370,037

Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	5,000	4,814,784

Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(f)	5.00%	04/01/2032	1,100	1,092,733

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	11,500	11,185,444

Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	5,665	5,602,276

Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2045	15,000	14,027,160

Houston (City of), TX; Series 2020 C, Ref. RB	4.00%	11/15/2043	10,000	9,678,898

Houston (City of), TX Port Authority; Series 2021, RB	4.00%	10/01/2046	5,365	5,143,299

Humble Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	10,750	10,539,602

Lancaster Independent School District; Series 2015 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	25	25,074

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	3,235	3,727,517

Montgomery (County of), TX Toll Road Authority;
Series 2018, RB	5.00%	09/15/2043	2,000	2,010,540

Series 2018, RB	5.00%	09/15/2048	2,500	2,505,865

New Hope Cultural Education Facilities Finance Corp.;
Series 2013 A, RB(a)(b)	5.88%	04/01/2023	555	560,964

Series 2013 A, RB(a)(b)	6.00%	04/01/2023	780	788,648

Series 2016 A, RB(a)(b)	5.00%	04/01/2026	1,000	1,067,039

Series 2016 A, RB(a)(b)	5.00%	04/01/2026	355	379,382

Series 2016 A-1, RB(e)	5.00%	07/01/2031	140	98,000

Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2048	250	251,657

Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2058	850	853,571

Series 2019, RB(f)	5.00%	08/15/2039	425	404,616

Series 2019, RB(f)	5.00%	08/15/2049	150	135,673

New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB(e)	5.00%	07/02/2046	700	490,000

Series 2016, RB(e)	5.00%	07/03/2051	600	420,000

North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - BAM)(d)	5.00%	01/01/2043	10,000	10,494,504

Northwest Independent School District; Series 2015, GO Bonds(a)(b)	5.00%	02/15/2025	10,000	10,511,824

Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD GO Bonds (CEP - Texas Permanent School Fund)(f)(k)	1.87%	08/15/2052	3,040	3,040,000

Texas (State of) Water Development Board; Series 2022, RB	5.00%	10/15/2047	16,350	18,095,804

Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	7,500	7,857,030

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	6,135	5,634,226

				144,929,882

Utah–0.08%
Utah (State of) Charter School Finance Authority; Series 2018, RB	5.00%	10/15/2038	720	744,122

Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(f)	5.38%	06/15/2049	1,110	991,490

				1,735,612

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.06%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2032	$ 1,480	$ 1,480,775

Virginia–0.44%
Celebrate North Community Development Authority; Series 2003 B, RB(e)	6.75%	03/01/2034	303	196,950

Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGM)(d)	5.00%	07/01/2041	8,950	9,214,637

Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	715	686,767

				10,098,354

Washington–0.58%
Central Puget Sound Regional Transit Authority (Green Bonds); Series 2016 S-1, RB	5.00%	11/01/2046	1	0

Cowlitz County School District No. 458; Series 2019, GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	1,680	1,704,144

Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	50	49,999

Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,461	1,378,472

Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2039	2,750	3,040,478

Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2031	2,250	2,354,013

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	5,215	4,678,049

				13,205,155

Wisconsin–1.70%
Wisconsin (State of) Center District;
Series 2013 A, Ref. RB(a)(b)	5.00%	12/15/2022	1,475	1,476,315

Series 2020 D, RB (INS - AGM)(d)(h)	0.00%	12/15/2055	23,575	4,801,037

Wisconsin (State of) Health & Educational Facilities Authority; Series 2018 XF2541, Revenue Ctfs.(i)	4.00%	11/15/2034	20,000	20,186,118

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	7,160	6,871,216

Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University);
Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2036	900	936,916

Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2054	1,275	1,284,481

Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2058	1,400	1,410,410

Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	345	345,213

Series 2012 A, RB	6.00%	07/15/2042	350	350,164

Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(f)	5.00%	06/15/2039	310	292,337

Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(f)	5.38%	06/01/2044	435	389,374

Series 2019 A, RB(f)	5.50%	06/01/2054	540	473,190

				38,816,771

TOTAL INVESTMENTS IN SECURITIES(n)–100.98% (Cost $2,403,159,791)				2,305,723,227

FLOATING RATE NOTE OBLIGATIONS–(2.59)%
Notes with interest and fee rates ranging from 2.45% to 2.50% at 11/30/2022 and contractual maturities of collateral ranging from 10/01/2032 to 06/01/2043(o)				(59,045,000)

OTHER ASSETS LESS LIABILITIES–1.61%				36,728,251

NET ASSETS–100.00%				$2,283,406,478

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $27,991,207, which represented 1.23% of the Fund’s Net Assets.

(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $57,195,987, which represented 2.50% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Restricted security. The aggregate value of these securities at November 30, 2022 was $20,455,000, which represented less than 1% of the Fund’s Net Assets.
(k)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2022.

(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.87%

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Fund’s investments with a value of $107,273,398 are held by TOB Trusts and serve as collateral for the $59,045,000 in the floating rate note obligations outstanding at that date.

	Open Futures Contracts(a)

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 10 Year Notes	1,402	March-2023	$(159,127,000)	$(766,719)	$(766,719)

(a)	Futures contracts collateralized by $3,195,800 cash held with Goldman Sachs International, the futures commission merchant.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

                             Invesco AMT-Free Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.

These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$2,287,694,189	$18,029,038	$2,305,723,227

Other Investments - Assets*

Investments Matured	–	3,182,985	1,138,680	4,321,665

Other Investments - Liabilities

Futures Contracts	(766,719)	–	–	(766,719)

Total Investments	$(766,719)	$2,290,877,174	$19,167,718	$2,309,278,173

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

                             Invesco AMT-Free Municipal Income Fund